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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06434
Invesco Insured Municipal Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Insured Municipal Trust
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	MS-CE-IMUNI-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—153.25%
Alabama—0.84%
Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (a)	5.25%	07/01/30	$1,300	$1,268,267
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	700	666,456

				1,934,723

Arizona—2.32%
Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/27	1,305	1,237,270
Arizona State University Board of Regents (Research Infrastructure); Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	2,000	1,894,680
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	350	303,107
Series 2010, RB	5.13%	05/15/40	350	310,594
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)(c)	6.00%	05/01/14	550	575,641
Phoenix (City of) Civic Improvement Corp.; Series 2004, Jr. Lien Wastewater System RB (INS-NATL) (a)	5.00%	07/01/27	1,000	1,005,720

				5,327,012

California—27.90%
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	1,205	1,217,556
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/35	1,355	251,881
Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/36	2,190	379,330
Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/27	945	915,592
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)(e)	4.50%	10/01/37	16,000	13,590,400
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (d)	0.00%	08/01/26	960	383,990
Series 2009, Unlimited Tax GO Bonds (d)	0.00%	08/01/31	1,850	505,494
California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS-AGM) (a)	5.00%	05/01/22	2,500	2,632,525
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	1,700	1,486,242
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	800	671,208
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)(d)	0.00%	08/01/29	480	142,843
Dry Creek Joint Elementary School District (Election of 2008); Series 2009 E, Unlimited Tax GO Bonds (d)	0.00%	08/01/44	1,090	103,594
Series 2009 E, Unlimited Tax GO Bonds (d)	0.00%	08/01/45	6,270	555,459
Series 2009 E, Unlimited Tax GO Bonds (d)	0.00%	08/01/48	4,610	326,158
East Bay Municipal Utility District; Series 2002 A, Ref. Sub. VRD Water System RB (INS-AGM) (a)(f)	0.33%	02/18/11	5,000	5,000,000
Eastern Municipal Water District; Series 2006 A, Ref. COP Water & Sewer Revenue (INS-NATL) (a)	5.00%	07/01/32	4,000	3,790,880
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (d)	0.00%	08/01/32	2,705	618,147
Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/30	4,530	1,199,906
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/38	6,000	4,895,100
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (a)	5.00%	06/01/31	2,000	1,769,900
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	700	638,883
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/24	$3,000	$3,053,190
Moreland School District (Crossover); Series 2014 C, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)(d)	0.00%	08/01/29	1,505	425,539
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (d)	0.00%	08/01/28	1,080	332,867
Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings); Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/23	725	725,761
Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/25	500	496,435
Oakland (Port of); Series 2002 L, RB (c)(g)(h)	5.00%	11/01/12	110	118,462
Series 2002 L, RB (INS-NATL) (a)	5.00%	11/01/21	890	875,270
Patterson Joint Unified School District (Election of 2008); Series 2008 B, Unlimited Tax GO Bonds (INS-AGM) (a)(d)	0.00%	03/01/49	4,240	274,540
Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/47	5,700	417,069
Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/48	7,670	519,643
Poway Unified School District ( School Facilities Improvement District No. 2007-1) (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (d)	0.00%	08/01/31	3,470	848,484
Poway Unified School District (Election of 2008 — School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax GO Bonds (d)	0.00%	08/01/28	3,210	989,354
Regents of University of California; Series 2007 J, General RB (INS-AGM) (a)(e)	4.50%	05/15/31	3,310	2,924,716
Series 2007 J, General RB (INS-AGM) (a)(e)	4.50%	05/15/35	2,690	2,288,464
San Diego (County of) Water Authority; Series 2004 A, Water Revenue COP (INS-AGM) (a)(e)	5.00%	05/01/29	5,000	4,891,300
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R-3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(e)	5.00%	06/15/28	1,000	977,800
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)(c)	3.50%	05/31/13	1,700	1,695,597
University of California (Limited); Series 2005 B, RB (INS-AGM) (a)	5.00%	05/15/30	1,000	973,370

				63,902,949

Colorado—3.00%
Arkansas River Power Authority; Series 2006, Power Improvement RB (INS-SGI) (a)	5.25%	10/01/40	1,500	1,258,935
Colorado (State of) Regional Transportation District (Denver Transit Partners); Series 2010, Private Activity RB	6.00%	01/15/41	1,075	971,865
Denver (City & County of) (Department of Aviation); Series 2000 A, Ref. Airport System RB (INS-AMBAC) (a)	6.00%	11/15/18	3,470	3,482,318
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/35	1,500	1,167,855

				6,880,973

Connecticut—0.52%
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University Health & Education); Series 2007 K-1, RB (INS-NATL) (a)	5.00%	07/01/27	1,225	1,191,521

District of Columbia—6.48%
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/29	625	628,319
Series 2008 A, Ref. Sub. Lien Public Utility RB (INS-AGC) (a)	5.00%	10/01/28	500	505,200
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	4,000	3,527,120
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/26	2,000	2,017,580
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/27	2,000	2,004,120
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/28	4,000	3,965,400
Series 2009 A, Income Tax Sec. RB (e)	5.25%	12/01/27	2,100	2,189,523

				14,837,262

Florida—10.27%
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	2,200	2,305,270
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	1,000	1,056,850
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Miami-Dade (County of) (Miami International Airport); Series 2003 B, Aviation RB (INS-NATL) (a)(h)	5.25%	10/01/18	$2,155	$2,197,109
Series 2003 B, Aviation RB (INS-NATL) (a)(h)	5.25%	10/01/19	2,270	2,294,947
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	1,500	1,503,555
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGC) (a)	5.00%	07/01/35	1,225	1,157,319
Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	1,600	1,504,880
Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	1,265	1,143,282
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	1,200	1,272,000
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	1,000	966,480
Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	2,185	2,192,997
Tampa Bay Water Utility System; Series 2001 B, RB (INS-NATL) (a)	5.00%	10/01/31	6,000	5,931,060

				23,525,749

Georgia—3.57%
Atlanta (City of); Series 1999 A, Water & Wastewater RB (INS-NATL) (a)	5.00%	11/01/29	2,000	1,884,860
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(e)	5.00%	01/01/33	5,000	4,787,950
Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	1,590	1,503,043

				8,175,853

Hawaii—6.68%
Hawaii (State of); Series 2001, Ref. Airports System RB (INS-NATL) (a)(h)	5.25%	07/01/21	5,000	5,007,200
Honolulu (City & County of); Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)(e)	5.25%	03/01/25	5,000	5,184,500
Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)(e)	5.25%	03/01/26	5,000	5,103,200

				15,294,900

Idaho—1.66%
Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2005, RB (INS-AGM) (a)	5.00%	07/01/35	1,775	1,657,584
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/25	2,065	2,143,573

				3,801,157

Illinois—16.90%
Chicago (City of) (Chicago O’Hare International Airport); Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (a)(h)	5.75%	01/01/23	2,000	2,029,580
Chicago (City of) (O’Hare International Airport); Series 2005 A, General Airport Third Lien RB (INS-NATL) (a)	5.25%	01/01/25	3,000	3,006,300
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/26	1,370	1,321,666
Chicago (City of); Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)(i)	5.56%	01/01/21	2,000	2,066,480
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)(i)	5.58%	01/01/22	2,000	2,043,800
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(e)(j)	5.00%	01/01/37	6,070	5,418,993
Series 2008, Ref. Water Second Lien RB (INS-AGM) (a)	5.00%	11/01/27	940	920,617
DeKalb (County of) Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	670	673,276
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/28	305	304,125
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.75%	08/15/30	1,635	1,658,070
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	1,300	1,215,669
Illinois (State of); First Series 2001, Unlimited Tax GO Bonds (INS-NATL) (a)(e)	5.38%	04/01/15	10,000	10,597,600
Kendall, Kane & Will (Counties of) Community Unit School District No. 308; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)(d)	0.00%	02/01/27	5,375	2,071,149
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,100	1,045,099
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM) (a)	5.75%	06/01/21	$4,000	$4,341,080

				38,713,504

Iowa—4.47%
Iowa (State of), Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/19	3,600	4,139,820
Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/20	2,500	2,848,775
Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (e)(j)	5.00%	06/01/25	1,810	1,864,716
Series 2009 A, Special Obligation RB (e)(j)	5.00%	06/01/26	1,355	1,383,143

				10,236,454

Kansas—0.73%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	615	617,072
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	1,060	1,053,566

				1,670,638

Kentucky—0.72%
Kentucky (Commonwealth of) State Property & Buildings Commission (Project No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	1,640	1,659,762

Louisiana—1.30%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	1,600	1,558,784
Louisiana (State of) Public Facilities Authority (Baton Rouge General Medical Center); Series 2004, FHA Insured Mortgage RB (INS-NATL) (a)	5.25%	07/01/33	1,500	1,411,485

				2,970,269

Maryland—1.10%
Maryland (State of) Economic Development Corporation (Maryland Aviation Administration Facilities); Series 2003, Lease RB (INS-AGM) (a)(h)	5.38%	06/01/22	2,500	2,530,100

Massachusetts—5.80%
Massachusetts (State of) Health & Educational Facilities Authority (Boston College); Series 2008 M-2, RB	5.50%	06/01/30	2,000	2,152,600
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2009 A, RB (e)	5.50%	11/15/36	6,460	6,843,013
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB (e)	5.50%	07/01/36	2,090	2,202,296
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (a)	5.25%	08/01/31	2,000	2,080,660

				13,278,569

Michigan—1.49%
Detroit (City of); Series 2006 C, Ref. Water Supply System Second Lien RB (INS-AGM) (a)	5.00%	07/01/26	1,200	1,123,884
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	1,190	1,163,677
Western Michigan University Board of Trustees; Series 2008, General RB (INS-AGM) (a)	5.00%	11/15/23	1,125	1,132,976

				3,420,537

Minnesota—1.56%
Minneapolis (City of) (Fairview Health Services); Series 2005 D, Health Care System RB (INS-AMBAC) (a)	5.00%	11/15/34	4,000	3,570,600

Missouri—0.84%
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power RB (INS-NATL) (a)	5.00%	01/01/25	2,000	1,915,720

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada—5.61%
Clark (County of); Series 1992 B, Unlimited Tax Go Bonds (INS-AMBAC) (a)	6.50%	06/01/17	$4,000	$4,786,560
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(e)	5.00%	06/01/26	8,000	8,067,840

				12,854,400

New Jersey-4.05%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	710	642,990
New Jersey (State of) Economic Development Authority; Sub-Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	1,195	1,259,016
New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (INS-AGC) (a)	5.00%	07/01/26	510	519,629
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2000 CC, Home Buyer RB (INS-NATL) (a)(h)	5.88%	10/01/31	2,180	2,180,458
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System RB (INS-AGC) (a)(d)	0.00%	12/15/26	5,860	2,196,152
New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-AMBAC) (a)	5.00%	01/01/30	2,500	2,466,800

				9,265,045

New Mexico—0.63%
Albuquerque (City of); Series 2004 A, Ref. Gross Receipts Lodgers’ Tax RB (INS-AGM) (a)	5.00%	07/01/37	1,500	1,453,965

New York—15.40%
Metropolitan Transportation Authority; Series 2002 A, Ref. RB (INS-AMBAC) (a)	5.50%	11/15/17	9,000	9,614,700
Series 2002 A, Ref. RB (INS-NATL) (a)	5.00%	11/15/25	2,000	1,989,520
Series 2002 B, Service Contract RB (INS-NATL) (a)	5.50%	07/01/20	6,805	7,164,849
Series 2010 D, RB	5.00%	11/15/34	1,100	989,076
New York (State of) Dormitory Authority (Montefiore Hospital); Series 2004, Mortgage RB (INS-NATL) (a)	5.00%	08/01/29	2,000	1,920,700
New York (State of) Dormitory Authority (The City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	1,000	1,012,180
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	940	943,149
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Company); Series 1996, Gas Facilities RB (INS-NATL) (a)	5.50%	01/01/21	5,000	5,016,050
New York (State of) Thruway Authority; Series 2009 A, State Personal Income Tax Transportation RB	5.00%	03/15/25	1,725	1,793,172
New York City (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (a)	5.00%	01/01/31	1,000	850,060
New York City (City of) Industrial Development Agency (Yankee Stadium); Series 2006, PILOT RB (INS-FGIC) (a)	5.00%	03/01/46	1,125	977,726
New York City (City of); Subseries 2001 A-6, VRD Unlimited Tax GO Bonds (INS-AGM) (a)(f)	0.29%	11/01/26	3,000	3,000,000

				35,271,182

Ohio—1.15%
Cleveland (City of); Series 2008 B-1, Public Power System RB (INS-NATL) (a)(d)	0.00%	11/15/28	2,125	744,961
Series 2008 B-1, Public Power System RB (INS-NATL) (a)(d)	0.00%	11/15/38	2,800	498,988
Ohio (State of) Higher Educational Facility Commission (Summa Health System 2010); Series 2010, RB	5.75%	11/15/35	700	637,294
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(c)	5.88%	06/01/16	700	747,460

				2,628,703

Oregon—0.75%
Oregon (State of) Department of Administrative Services; Series 2005 B, COP (INS-NATL) (a)	5.00%	11/01/24	1,685	1,719,475

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—4.91%
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(h)	5.00%	11/01/37	$1,500	$1,355,670
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (b)(c)	3.70%	05/01/15	1,400	1,382,752
Pennsylvania (State of) Turnpike Commission; Series 2001 R, Turnpike RB (INS-AMBAC) (a)	5.00%	12/01/26	3,000	2,945,100
Series 2004 A, Turnpike RB (INS-AMBAC) (a)	5.00%	12/01/34	4,000	3,735,840
Philadelphia (City of); Series 2009 B, Limited Tax GO Bonds (INS-AGC)(a)	7.13%	07/15/38	720	786,866
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,000	1,029,570

				11,235,798

Puerto Rico—1.17%
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2009 A, First Sub.Sales Tax RB (b)(c)(g)	5.00%	08/01/11	1,160	1,187,051
Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	1,650	1,481,964

				2,669,015

South Carolina—1.35%
South Carolina (State of) Medical University Hospital Authority; Series 2004 A, Ref. FHA Mortgage Hospital Facilities RB (INS-NATL) (a)	5.25%	02/15/25	1,000	1,005,100
South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (INS-AMBAC) (a)(e)	5.00%	01/01/22	2,000	2,092,140

				3,097,240

Texas—10.32%
Austin (City of); Series 2001, Ref. Water & Wastewater System RB (c)(g)	5.13%	05/15/11	3,160	3,203,987
Series 2001, Ref. Water & Wastewater System RB (INS-AGM) (a)	5.13%	05/15/27	1,840	1,841,141
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	700	647,920
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	800	819,280
Harris (County of) Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/27	1,840	1,811,112
Houston (City of) Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	4.50%	04/15/27	225	210,337
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/26	1,000	1,011,690
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special RB (INS-AGM) (a)(d)	0.00%	09/01/27	3,615	1,354,071
Houston (City of); Series 2004 A, Ref. Combined Utility System First Lien RB (INS-NATL) (a)	5.25%	05/15/23	4,465	4,683,428
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System RB (INS-AGC) (a)(d)	0.00%	01/01/28	6,700	2,342,387
Series 2008 D, Ref. First Tier System RB (INS-AGC) (a)(d)	0.00%	01/01/31	1,455	410,135
San Antonio (City of); Series 2002 A, Water System RB (INS-AGM) (a)	5.00%	05/15/32	2,000	1,961,320
Texas (State of) Turnpike Authority; Series 2002, First Tier RB (INS-BHAC) (a)(d)	0.00%	08/15/27	5,735	2,042,750
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/24	410	435,473
Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	815	857,559

				23,632,590

Virginia—0.74%
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	975	913,780
Roanoke (City of) Industrial Development Authority (Carilion Health System Obligated Group); Series 2005 B, Hospital RB (INS-AGM) (a)	5.00%	07/01/38	850	783,946

				1,697,726

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—7.60%
Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (a)	5.00%	09/01/31	$3,000	$2,823,450
King (County of); Series 2001, Ref. Sewer RB (INS-NATL) (a)	5.00%	01/01/31	3,000	2,966,310
Seattle (City of); Series 2001, Ref. Municipal Light & Power Improvement RB (c)(g)	5.13%	03/01/11	3,730	3,744,995
Series 2001, Ref. Municipal Light & Power Improvement RB (INS-AGM) (a)	5.13%	03/01/26	1,270	1,276,642
Washington (State of); Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/29	3,170	3,217,138
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/30	3,335	3,372,986

				17,401,521

West Virginia—0.55%
West Virginia (State of) Economic Development Authority (Appalachian Power Company — Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB (b)	5.38%	12/01/38	1,400	1,262,996

Wisconsin—0.87%
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	1,900	1,987,799

TOTAL INVESTMENTS—153.25% (Cost $360,869,037) (k)				351,015,707

OTHER ASSETS LESS LIABILITIES—0.89%				2,044,271

FLOATING RATE NOTE AND DEALER TRUSTS OBLIGATIONS RELATED TO SECURITIES HELD—(25.74)%
Notes with interest rates ranging from 0.29% to 0.84% at 01/31/11 and contractual maturities of collateral ranging from 04/01/15 to 10/01/37 (See Note 1D)(l)				(58,965,000)

PREFERRED SHARES OF BENEFICIAL INTEREST-(28.40)%				(65,050,000)

NET ASSETS ATTRIBUTABLE TO COMMON SHARES—100.00%				$229,044,978

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.*
BHAC	—	Berkshire Hathaway Assurance Corp.
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
FGIC	—	Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
INS	—	Insurer
Jr.	—	Junior
NATL	—	National Public Finance Guarantee Corp.
PILOT	—	Payment-in-Lieu-of-Tax
RB	—	Revenue Bonds
Ref.	—	Refunding
Sec.	—	Secured
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand

*	AMBAC filed for bankruptcy on November 8, 2010
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Capital appreciation bond. Security traded on a discount basis.

(e)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1D.

(f)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security subject to the alternative minimum tax.

(i)	The interest rate shown represents the yield to maturity at issue.

(j)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,175,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
National Public Finance Guarantee Corp.	51.42%
Assured Guaranty Municipal Corp.	38.93
American Municipal Bond Assurance Corp.*	17.06
Assured Guaranty Corp.	9.21
Berkshire Hathaway Assurance Corp.	6.50

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $94,984,818 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $58,965,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Insured Municipal Trust

D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The Trust may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
     The value of, payment of interest on, repayment of principal for and the ability of the Trust to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Trust invests are located.
     Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Insured Municipal Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ending January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$351,015,707	$—	$351,015,707

NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,352,322
Aggregate unrealized (depreciation) of investment securities	(14,176,037)

Net unrealized appreciation (depreciation) of investment securities	$(8,823,715)

Cost of investments for tax purposes is $359,839,422.
Invesco Insured Municipal Trust

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Insured Municipal Trust
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.